Note 18 - Commitments (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Amount ($)
Due within 1 year			78,733
1	–	3 years	-
3	–	5 years	-
More than 5 years			-
Total			78,733(1)